Changes in Accounting Policies	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Changes in Accounting Policies	Changes in Accounting PoliciesIn May 2020, the IASB issued amendments to IAS 16 “Property, Plant and Equipment” to require proceeds received from selling items produced while the entity is preparing the asset for its intended use to be recognized in net earnings, rather than as a reduction in the cost of the asset. The amendments were adopted January 1, 2022 and did not have a significant impact on the Company's consolidated financial statements.Accounting Standards Issued But Not Yet Applied
In May 2021, the IASB issued amendments to IAS 12 "Income Taxes" to require companies to recognize deferred tax on particular transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments are effective January 1, 2023 with early adoption permitted. The amendments will be adopted January 1, 2023 and the Company is assessing the impact on the Company's consolidated financial statements.
In February 2021 the IASB issued amendments to IAS 1 to require entities to disclose their material accounting policy information rather than their significant accounting policies. To support this amendment the IASB also amended IFRS Practice Statement 2 “Making Materiality Judgements”. The amendments will be adopted January 1, 2023 and the Company is assessing the impact on the Company's consolidated financial statements.
In January 2020, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" to clarify that liabilities are classified as either current or non-current, depending on the existence of the substantive right at the end of the reporting period for an entity to defer settlement of the liability for at least twelve months after the reporting period. In October 2022, the IASB issued further amendments to specify that the classification of debt as current or non-current at the reporting date is not affected by covenants to be complied with after the reporting date, and added disclosure requirements about these covenants. All amendments are effective January 1, 2024 with early adoption permitted. The amendments are required to be adopted retrospectively. The Company is assessing the impact of all amendments on its consolidated financial statements.